Subsequent Events - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Feb. 24, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Common share dividends		$ 620	$ 1
Subsequent Event [Member]
Subsequent Event [Line Items]
Common share dividends	$ 157